Basis of Presentation and Summary of Significant Accounting Policies - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Processing plant and equipment
Property, Plant and Equipment
Depreciation, Method	straight-line
Refinery and power plants
Property, Plant and Equipment
Depreciation, Method	straight-line
Office equipment and other
Property, Plant and Equipment
Depreciation, Method	straight-line
Office premises
Property, Plant and Equipment
Depreciation, Method	straight-line
Bottom of range | Processing plant and equipment
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	5 years
Bottom of range | Refinery and power plants
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	20 years
Bottom of range | Office equipment and other
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range | Office premises
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	2 years
Top of range | Processing plant and equipment
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	20 years
Top of range | Refinery and power plants
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	30 years
Top of range | Office equipment and other
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	10 years
Top of range | Office premises
Property, Plant and Equipment
Useful life measured as period of time, property, plant and equipment	10 years